                          BT INSTITUTIONAL MUTUAL FUNDS
                                One South Street
                            Baltimore, Maryland 21202

                                February 27, 2003

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC 20549

RE:    BT INSTITUTIONAL FUNDS (the "Trust")
       on behalf of Equity 500 Index Fund -- Investment Class
       1933 Act File No. 33-34079
       1940 Act File No. 811-6071

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Trust hereby certifies that the definitive form of prospectus and statement of additional information, dated February 24, 2003, does not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 36 on February 24, 2003.

If you have any questions, please call me at (410) 895-3883.

                                            Very truly yours,



                                            /s/ Bruce A. Rosenblum
                                            Assistant Secretary